INTANGIBLE ASSETS AND GOODWILL - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 7,106	$ 7,046
Capitalized expense included in cost of goods sold	3,058	3,972
Capitalized expense to inventory for prior periods	977	1,585
Cost of goods sold
Acquired Finite-Lived Intangible Assets [Line Items]
Total amortization expense	3,245	3,347
Selling, general and administrative expense
Acquired Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 3,861	$ 3,699